Premises and Equipment, Net (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,824,509	$ 33,708,822
Less Accumulated Depreciation	(15,906,612)	(16,465,432)
Total Premises And Equipment, Net	17,917,897	17,243,390
Depreciation Expense	1,055,662	1,243,839	1,491,028
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,471,503	5,471,503
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,591,652	17,635,363
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,684,296	10,395,793
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 77,058	$ 206,163